OTHER PROVISIONS, CURRENT AND NON-CURRENT	12 Months Ended
Dec. 31, 2020
OTHER PROVISIONS, CURRENT AND NON-CURRENT
OTHER PROVISIONS, CURRENT AND NON-CURRENT

19  – OTHER PROVISIONS, CURRENT AND NON-CURRENT

19.1        Balances

The composition of provisions is as follows:

Detail	12.31.2020	12.31.2019
	ThCh$	ThCh$
Litigation (1)	50,070,273	69,107,550
Total	50,070,273	69,107,550

Current	1,335,337	2,068,984
Non-current	48,734,936	67,038,566
Total	50,070,273	69,107,550
(1)	Correspond to the provision made for the probable losses of fiscal, labor and commercial contingencies, based on the opinion of our legal advisors, according to the following detail:

Detail (see note 23.1)	12.31.2020	12.31.2019
	ThCh$	ThCh$
Tax contingencies	25,543,101	38,853,059
Labor contingencies	8,688,551	10,569,754
Civil contingencies	15,838,621	19,684,737
Total	50,070,273	69,107,550

19.2        Movements

The movement of  principal provisions over litigation is detailed as follows:

Detail	12.31.2020	12.31.2019
	ThCh$	ThCh$
Opening balance as of January 1	69,107,550	62,452,526
Additional provisions	172,801	121,003
Increases (decrease) in existing provisions (*)	4,624,789	17,336,285
Payments	(5,799,209)	(14,977,996)
Reversal of unused provision	—	3,551,223
Increase (decrease) due to foreign exchange differences	(18,035,658)	624,509
Total	50,070,273	69,107,550

(*)  During 2019, reversal of provisions consisting of fines demanded by the Brazilian tax authority on the use of tax credits resulting from favorable sentencing to Rio de Janeiro Refrescos Ltda. which are not present in 2020.